Financial instruments - valuation - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Held-for-trading | Continuing operations
Movement in level 3 assets
Amounts recorded in the income statement		£ 195
Level 3
Movement in level 3 assets
Assets at beginning of period	£ 3,300
Assets at end of period	2,718
Level 3 | Held-for-trading | Continuing operations
Movement in level 3 assets
Amounts recorded in the income statement	383
Level 3 | Other instruments | Continuing operations
Movement in level 3 assets
Amounts recorded in the income statement	14	81
Recurring | Level 3
Movement in level 3 assets
Assets at beginning of period	3,300	3,222
Amounts recorded in the income statement	(109)	43
Amounts recorded in the statement of comprehensive income	75	17
Level 3 transfers in	160	597
Level 3 transfers out	(515)	(182)
Purchases	292	613
Settlements	(79)	(473)
Sales	(406)	(711)
Foreign exchange and other adjustments		3
Assets at end of period	2,718	3,129
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(110)	8
Amounts recorded in the income statement in respect of balances held at year end - realised		9
Recurring | Level 3 | Trading assets
Movement in level 3 assets
Assets at beginning of period	2,657	2,692
Amounts recorded in the income statement	(113)	(21)
Level 3 transfers in	158	513
Level 3 transfers out	(462)	(181)
Purchases	290	596
Settlements	(73)	(473)
Sales	(249)	(632)
Foreign exchange and other adjustments	3	1
Assets at end of period	2,211	2,495
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(112)	(16)
Amounts recorded in the income statement in respect of balances held at year end - realised		5
Recurring | Level 3 | Other financial assets
Movement in level 3 assets
Assets at beginning of period	643	530
Amounts recorded in the income statement	4	64
Amounts recorded in the statement of comprehensive income	75	17
Level 3 transfers in	2	84
Level 3 transfers out	(53)	(1)
Purchases	2	17
Settlements	(6)
Sales	(157)	(79)
Foreign exchange and other adjustments	(3)	2
Assets at end of period	507	634
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ 2	24
Amounts recorded in the income statement in respect of balances held at year end - realised		£ 4